Financial Instruments - Summary of Changes of the Liabilities from Financing Activities Classified as Cash Effective and Non-cash Effective (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Changes of the Liabilities from Financing activities Classified as Cash Effective andNoncashEffective [Line Items]
Cash effective	€ 3,850	€ 2,843
Non-cash effective	(1,240)	15,655
Liabilities for warrants [Member]
Disclosure Of Detailed Information About Changes of the Liabilities from Financing activities Classified as Cash Effective andNoncashEffective [Line Items]
Non-cash effective	(2,079)	10,945
Lease liabilities [Member]
Disclosure Of Detailed Information About Changes of the Liabilities from Financing activities Classified as Cash Effective andNoncashEffective [Line Items]
Cash effective	3,850	2,843
Non-cash effective	€ 839	€ 4,710